Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Total	$ (8,509)	$ (55,482)	$ (21,909)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(8,509)	(55,482)	(21,909)
Total	(8,509)	(55,482)	(21,909)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	0	0
Total	$ 0	$ 0	$ 0